UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$4,755,083
Alaska — 0.7%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A, 5.00%, 6/01/46	6,450	4,256,936
Arizona — 10.1%
Arizona State Transportation Board, RB, Sub-Series A:
5.00%, 7/01/22	7,030	7,608,991
5.00%, 7/01/23	5,240	5,670,780
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,300	2,204,169
Maricopa County IDA Arizona, Refunding RB, Series A-1 (Ginnie Mae):
6.00%, 10/20/31	1,230	1,281,242
6.05%, 10/20/36	1,230	1,252,755
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT:
6.25%, 6/01/19	3,000	2,645,580
6.30%, 4/01/23	5,090	4,327,314
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	3,000	3,019,080
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	2,240	2,267,126
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/31	720	698,134
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,975	4,064,636
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	6,665,178
5.00%, 12/01/37	14,190	12,700,902
Vistancia Community Facilities District Arizona, GO:
5.50%, 7/15/20	3,000	3,184,740
5.75%, 7/15/24	2,125	2,225,831

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	$3,900	$3,857,724
		63,674,182
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	3,385	3,277,222
California — 12.9%
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,155	3,319,123
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,475,224
Sutter Health, Series B, 6.00%, 8/15/42	6,465	6,887,035
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,385	2,532,298
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	4,375	4,190,156
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,605	1,652,444
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,970	12,139,256
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,075	19,318,206
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,009
Various Purpose, 5.25%, 11/01/25	1,350	1,409,994
Various Purpose, 6.00%, 3/01/33	5,085	5,555,006
Various Purpose, 6.50%, 4/01/33	14,075	15,757,244

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Radian	Radian Group, Inc.
SAN	State Aid Notes
S/F	Single-Family
SO	Special Obligation

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	$4,435	$4,196,885
		81,442,880
Colorado — 3.5%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	3,990	4,319,374
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	4,435	4,291,084
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series D-2, AMT, 6.90%, 4/01/29	130	138,492
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds:
Public Improvement Fee, Tax Increment, 8.00%, 12/01/25	6,850	6,860,412
Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,885	1,729,073
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,403,180
5.38%, 6/01/32	1,250	1,332,550
5.38%, 6/01/38	830	867,989
		21,942,154
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	2,770	2,796,010
Wesleyan University, 5.00%, 7/01/35	2,225	2,309,239
Wesleyan University, 5.00%, 7/01/39	5,000	5,152,200
		10,257,449
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Engergy, Inc., Indian River Project, 6.00%, 10/01/40	2,305	2,322,864
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	8,275	7,463,802
		9,786,666
District Of Columbia — 1.8%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.00%, 10/01/31 (a)	8,820	2,533,721
CAB, Second Senior Lien, Series B (AGC), 7.03%, 10/01/32 (a)	15,000	4,025,850
CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (a)	13,410	3,360,546
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,507,800
		11,427,917

Municipal Bonds	Par (000)	Value
Florida — 8.5%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	$3,435	$3,530,459
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,155	2,263,784
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,450	11,643,047
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	7,575,481
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,500	2,385,100
Hillsborough County IDA, RB, AMT, National Gypsum Co.:
Series A, 7.13%, 4/01/30	11,500	10,457,870
Series B, 7.13%, 4/01/30	5,000	4,546,900
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,615	4,699,316
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	5,170	5,118,352
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (b)(c)	4,620	1,593,900
		53,814,209
Georgia — 1.9%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,724,973
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	6,945	6,934,305
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,960	3,039,831
		11,699,109
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,270	1,261,440
6.75%, 11/15/29	1,815	1,846,999
7.00%, 11/15/39	1,200	1,238,004
		4,346,443
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	2,760	2,855,248
Idaho — 1.6%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,006,800
Illinois — 8.0%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	813,930

2	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, RB, General, Third Lien:
Series A, 5.63%, 1/01/35	$4,200	$4,363,170
Series A, 5.75%, 1/01/39	3,500	3,652,390
Series C, 6.50%, 1/01/41	11,920	13,118,079
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	3,130	3,216,857
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	3,235	3,281,843
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	875	694,540
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
CAB, Series B, 6.25%, 6/15/46 (a)	11,405	1,241,776
CAB, Series B, 6.25%, 6/15/47 (a)	27,225	2,772,050
Series B, 5.00%, 6/15/50	6,405	5,883,377
Series B-2, 5.00%, 6/15/50	5,085	4,670,878
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	2,828,416
6.00%, 6/01/28	2,335	2,404,700
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,293,806
		50,235,812
Indiana — 1.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	1,690	1,697,723
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	6,883,821
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,366,766
		10,948,310
Kansas — 1.3%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	4,380	4,652,349
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,365	3,394,780
		8,047,129
Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Series A:
Norton, 6.63%, 10/01/28	650	651,196

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Economic Development Finance Authority, Refunding RB, Series A (concluded):
Owensboro Medical Health System, 6.38%, 6/01/40	$2,040	$2,079,086
		2,730,282
Louisiana — 4.0%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,661,343
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	9,399,060
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,259,949
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	13,000	13,001,430
		25,321,782
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,150,048
Maryland — 1.0%
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,326,015
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 4.65%, 9/01/32	95	89,512
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	862,374
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,690	1,667,455
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	497,440
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,560	1,563,307
		6,006,103
Massachusetts — 1.6%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	3,752,483

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	$3,500	$2,828,840
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,640	3,651,648
		10,232,971
Michigan — 3.3%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,835	2,163,520
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	2,787,258
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	6,085	6,050,741
Michigan State University, Refunding RB, General, Series C, 4.25%, 8/15/32	0.00a	0.00
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,311,680
8.25%, 9/01/39	6,365	7,348,329
		20,661,528
Minnesota — 0.5%
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (Ginnie Mae):
6.00%, 8/20/21	420	441,558
6.20%, 2/20/43	2,000	2,101,300
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, Mandatory Put Bonds, AMT, 5.95%, 5/01/30 (d)	865	866,367
		3,409,225
Mississippi — 0.00%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	291,438
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,090	3,211,159
New Jersey — 8.1%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	9,715	9,556,063

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/19	$3,905	$3,876,493
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	11,000	10,500,490
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	650,850
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	197,036
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	3,000	2,610,780
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	16,650	17,021,295
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association (b)(c):
6.00%, 7/01/13	1,335	13
6.63%, 7/01/36	1,835	18
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (a)	13,110	2,774,994
Transportation System, Series A, 5.50%, 6/15/41	3,630	3,790,047
		50,978,079
New York — 5.1%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,100	2,054,346
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	4,910	5,037,022
Transportation, Series D, 5.25%, 11/15/40	2,465	2,495,541
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,265,100
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,480	2,550,854
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	2,625	2,667,131
6.00%, 12/01/42	2,555	2,584,791
Triborough Bridge & Tunnel Authority, RB, Subordinate Bonds, 5.25%, 11/15/30	10,000	10,231,100

4	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	$3,450	$3,424,401
		32,310,286
North Carolina — 1.2%
North Carolina HFA, RB:
Home Ownership, Series 8A, AMT, 6.20%, 7/01/16	80	80,148
S/F, Series II (FHA), 6.20%, 3/01/16	465	466,427
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	2,828,338
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	4,463,300
		7,838,213
Ohio — 1.1%
County of Lucas Ohio, Refunding RB, Sunset Retirement, Series A, 6.63%, 8/15/30	2,175	2,176,001
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	2,840	2,827,106
Toledo-Lucas County Port Authority, RB, St. Mary Woods Project, Series A:
6.00%, 5/15/24	750	405,000
6.00%, 5/15/34	2,250	1,215,000
		6,623,107
Pennsylvania — 2.6%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	5,490	4,616,321
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	2,265	2,211,048
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	3,805	3,864,092
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	5,270	4,409,145
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,265,949
		16,366,555
Puerto Rico — 2.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	10,120	10,938,202

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (a):
First Sub-Series C, 6.58%, 8/01/38	$23,695	$3,903,988
Series A (AMBAC), 6.45%, 8/01/47	14,900	1,378,846
		16,221,036
Rhode Island — 0.9%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,240	3,453,819
City of Woonsocket Rhode Island, GO (NPFGC):
6.00%, 10/01/17	1,200	1,193,172
6.00%, 10/01/18	1,195	1,187,340
		5,834,331
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	6,814,037
Tennessee — 0.5%
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	2,870	2,869,483
Texas — 15.6%
Alliance Airport Authority Texas, Refunding RB, American Airlines Inc. Project, AMT, 5.75%, 12/01/29	3,500	2,493,225
Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (NPFGC):
6.00%, 8/01/31	805	713,512
6.05%, 8/01/36	1,000	870,620
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (d)	4,580	4,508,048
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	4,365	4,349,417
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	3,060	3,220,772
City of Houston Texas, RB:
Refunding Sub Lien, Series A, AMT, 5.00%, 7/01/21	6,240	6,581,827
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,202,424
Special Facilities, Continental Airlines, Series E, AMT, 7.38%, 7/01/22	3,500	3,518,200
Special Facilities, Continental Airlines, Series E, AMT, 7.00%, 7/01/29	3,000	3,005,190
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, American Airlines Inc. Project, AMT, 5.50%, 11/01/30	12,500	8,550,875

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (d)	$3,900	$3,931,005
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,620	1,520,597
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	2,360	2,421,785
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,557,686
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 7.55%, 9/01/37 (a)	4,110	737,457
Toll, 2nd Tier, Series F, 6.13%, 1/01/31	12,140	12,534,429
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	6,553,277
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	8,730	9,282,260
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	7,820	8,240,247
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	1,000	871,200
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	6,500	6,453,850
		98,117,903
U.S. Virgin Islands — 0.9%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,250	5,953,438
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,310	7,314,605
Virginia — 1.4%
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,350,270
5.50%, 9/01/34	2,000	1,705,340
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	4,550	4,551,684
Winchester IDA Virginia, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	987,440
		8,594,734

Municipal Bonds	Par (000)	Value
Washington — 1.0%
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	$945	$870,827
6.20%, 9/01/32	1,250	1,070,875
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	4,045	4,328,635
		6,270,337
Wisconsin — 4.3%
City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	600	566,904
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	15,572,843
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	4,970	5,016,668
Wisconsin Health & Educational Facilities Authority, Refunding RB, Franciscan Sisters Healthcare, 5.00%, 9/01/26	6,470	6,121,850
		27,278,265
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	6,195	6,561,868
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	595	600,117
		7,161,985
Total Municipal Bonds – 118.0%		744,334,479

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,562,997
California — 3.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	6,934,320
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	5,310	5,561,428
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	4,766,250

6	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$2,154	$2,268,643
		19,530,641
Colorado — 2.6%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	7,490	7,443,787
Series C-7, 5.00%, 9/01/36	4,800	4,772,592
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	4,299	4,435,039
		16,651,418
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,130	9,611,334
Series X-3, 4.85%, 7/01/37	9,270	9,428,980
		19,040,314
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,570,467
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	4,048	4,287,654
New York — 3.3%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,194	3,416,997
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,723	17,043,506
		20,460,503
North Carolina — 3.6%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,354,309
Wake Forest University, 5.00%, 1/01/38	3,120	3,209,481
		22,563,790

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	$27,900	$28,877,337
South Carolina — 2.9%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	7,795	8,153,882
5.25%, 12/01/29	6,920	7,213,408
5.25%, 12/01/30	2,510	2,609,371
		17,976,661
Tennessee — 1.8%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,525,159
Virginia — 8.7%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	6,502,247
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,620	11,023,985
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	30,930	30,946,702
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,173,475
		54,646,409
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	5,573,468
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	11,458	11,499,634
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 38.7%		243,766,452
Total Long-Term Investments (Cost – $979,094,723) – 156.7%		988,100,931

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	3,007,165	3,007,165

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011	7

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Michigan Finance Authority, RB, SAN, Detroit School, Series A-1, 6.45%, 2/02/12	$6,640	$6,753,876
Total Short-Term Securities (Cost – $9,647,165) – 1.6%		9,761,041
Total Investments (Cost – $988,741,888*) – 158.3%		997,861,972
Other Assets Less Liabilities – 1.5%		9,235,000
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (19.8)%		(125,133,785)
Preferred Shares, at Redemption Value– (40.0)%		(251,403,573)
Net Assets Applicable to Common Shares –100.0%		$630,559,614

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$862,208,699
Gross unrealized appreciation	$32,554,336
Gross unrealized depreciation	(21,981,410)
Net unrealized appreciation	$10,572,926

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period. For purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	16,277,332	(13,270,167)	3,007,165	$1,572

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
219	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$26,852,748	$(672,815)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$988,100,931	—	$988,100,931
Short-Term Securities	$3,007,165	6,753,876	—	9,761,041
Total	$3,007,165	$994,854,807	—	$997,861,972

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(672,815)	—	—	$(672,815)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: September 26, 2011